Variable Interest Entities - Schedule of Assets and Liabilities of the Lessor VIE (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Cash, cash equivilents and restricted cash	$ 66,130	$ 71,515
Liabilities [Abstract]
Amounts due to related parties, current	(451)
Amounts due to related parties, non current	(68,055)
Variable Interest Entity, Primary Beneficiary [Member]
Assets [Abstract]
Cash, cash equivilents and restricted cash	796
Liabilities [Abstract]
Amounts due to related parties, current	(451)
Amounts due to related parties, non current	(68,206)
Due to Related Parties	$ (68,657)